INVESTMENTS IN ASSOCIATES - Summarized financial information of the Group's associates in the consolidated financial statements (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of associates [line items]
Segment profit/ (loss) for the year	¥ 24,677		¥ 637	¥ 20,246
Other comprehensive income/(expense)	(10,573)	$ (1,625)	9,846	6,614
Dividend received from the associates	116	$ 18	135	164
Associates [member]
Disclosure of associates [line items]
Segment profit/ (loss) for the year	302		(609)	256
Other comprehensive income/(expense)	36		(127)	74
Total comprehensive income/(expense)	338		(736)	¥ 330
Dividend received from the associates	¥ 116		¥ 135